Events Occurring After the Reporting Period - Additional Information (Details) - USD ($) $ in Millions	Jan. 07, 2019	Jan. 14, 2019
Hercules Capital, Inc. | Potential Ordinary Share Transactions | Floating Interest Rate
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Total facility amount		$ 15.0
Maxim Group | Major Ordinary Share Transactions
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares issued	1,209,187
Ordinary shares issued (fully paid)	1,209,187
Proceeds from equity issuance	$ 1.2